Property and Equipment - Disclosure Of Depreciation Of Property And Equipment (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Depreciation of Property Plant and Equipment [Line Items]
Depreciation, property, plant and equipment	$ 780,312	$ 110,782	$ 49,759
Included in procurement expense
Disclosure of Detailed Information About Depreciation of Property Plant and Equipment [Line Items]
Depreciation, property, plant and equipment	433,984	76,132	39,921
Included in fulfilment expense
Disclosure of Detailed Information About Depreciation of Property Plant and Equipment [Line Items]
Depreciation, property, plant and equipment	15,177	244
Included in general and administrative expense
Disclosure of Detailed Information About Depreciation of Property Plant and Equipment [Line Items]
Depreciation, property, plant and equipment	179,881	30,822	8,707
Included in research and development expense
Disclosure of Detailed Information About Depreciation of Property Plant and Equipment [Line Items]
Depreciation, property, plant and equipment	6,804	3,584	$ 1,131
Included in pre-production expense
Disclosure of Detailed Information About Depreciation of Property Plant and Equipment [Line Items]
Depreciation, property, plant and equipment	144,466
Included in inventory
Disclosure of Detailed Information About Depreciation of Property Plant and Equipment [Line Items]
Depreciation, property, plant and equipment	$ 263,609	$ 12,053